BLACKROCK VIRGINIA MUNICIPAL BOND TRUST (THE “FUND”)

SERIES W-7

VARIABLE RATE DEMAND PREFERRED SHARES (“VRDP SHARES”) CUSIP No. 092481308*

Amendment to Notice of Special Rate Period

June 18, 2024

BlackRock Virginia Municipal Bond Trust 100 Bellevue Parkway

Wilmington, Delaware 19809

To: Addressees listed on Schedule 1 hereto

In accordance with the Fund’s Statement of Preferences of VRDP Shares, dated June 13, 2012 (the “Statement”), the Fund hereby notifies the Liquidity Provider, the Remarketing Agent and the Holders of the VRDP Shares of certain amendments to the Notice of Special Rate Period, dated June 23, 2020 (as amended to date, the “Notice of Special Rate Period”).

As of June 18, 2024, the definition of “Ratings Spread” in the Notice of Special Rate Period is hereby deleted in its entirety and replaced with the following:

“Ratings Spread” means, with respect to an SRP Calculation Period, the percentage per annum set forth below opposite the highest applicable credit rating assigned to the VRDP Shares, unless the lowest applicable rating is below A3/A-, in which case the Ratings Spread shall mean the percentage per annum set forth below opposite the lowest applicable credit rating assigned to the VRDP Shares by Moody’s, Fitch or any Other Rating Agency, in each case rating the VRDP Shares at the request of the Fund, on the SRP Calculation Date for such SRP Calculation Period:

Moody’s/Fitch	Percentage
Aa3/AA- to Aa1/AA+	0.90%
A3/A- to A1/A+	1.60%
Baa3/BBB- to Baa1/BBB+	2.35%
Non-investment grade or Unrated	3.35%

* The applicable spread is determined by the higher of the two credit ratings assigned to the VRDP Shares by Moody’s and Fitch, unless the VRDP Shares

* NOTE: Neither the Fund nor the Tender and Paying Agent shall be responsible for the selection or use of the CUSIP Numbers selected, nor is any representation made as to its correctness indicated in any notice or as printed on any VRDP Share certificate. It is included solely as a convenience to Holders of VRDP Shares.

are rated at or below A3/A-, in which case the applicable spread will be based on the lower of the two credit ratings assigned to the VRDP Shares by Moody’s and Fitch.

Capitalized terms used but not defined in this Amendment to Notice of Special Rate Period shall have the meanings given to such terms in the Statement and the Notice of Special Rate Period.

[Signature Page Follows]

IN WITNESS WHEREOF, I have signed this Amendment to the Notice of Special Rate Period as of the date first written above.

BLACKROCK VIRGINIA MUNICIPAL BOND TRUST

By: /s/Jonathan Diorio

Name: Jonathan Diorio Title: Vice President

Schedule 1

Recipients of this Notice of Special Rate Period

The Toronto-Dominion Bank, acting through its New York Branch 1 Vanderbilt Avenue

New York, New York 10017

Attention: Rick Fogliano, Head of Municipal Products Telephone: (212) 827-7172

Fax: (212) 827-7173

Email: fundreporting@tdsecurities.com, muniops@tdsecurities.com, TDSFinance- NewYork@tdsecurities.com and td.tdusamunis@tdsecurities.com

TD Securities (USA) LLC 1 Vanderbilt Avenue

New York, New York 10017

Attention: Rick Fogliano, Head of Municipal Products Telephone: (212) 827-7172

Fax: (212) 827-7173

Email: fundreporting@tdsecurities.com, muniops@tdsecurities.com and TDSFinance- NewYork@tdsecurities.com and td.tdusamunis@tdsecurities.com

The Depository Trust Company LensNotice@dtcc.com